SCHEDULE OF OTHER ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Government authorities	$ 52
Accrued expenses	132	214
Other payables	27
Total other accrued expenses	$ 211	$ 214